Label	Element	Value
Innovator Growth Accelerated Plus ETF®-October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Growth Accelerated Plus ETF®-October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.50%
Innovator Growth Accelerated Plus ETF®-October | Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(28.00%)